Segment information	3 Months Ended
Jun. 30, 2012
Segment information
Segment information
Note 5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Beginning in 1Q12, the Group fully reflects the fair value impact from movements in credit spreads on its long-term vanilla debt and DVA on certain structured notes liabilities in the Corporate Center and discontinued the amortization in the segments of the past fair value gains on long-term vanilla debt, primarily in Investment Banking. DVA on certain structured notes liabilities was previously recorded in the Investment Banking segment and is now recorded in the Corporate Center in order to aggregate all credit-spread impacts on the Group’s funding instruments and to reflect that these impacts are driven by the creditworthiness of the Group rather than the Investment Banking segment or the issuer. Prior periods have been reclassified to conform to the current presentation and such reclassifications had no impact on the Group’s net income/(loss) or total shareholders’ equity.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on segment information, revenue sharing and cost allocation, funding and taxes.

Net revenues and income before taxes
in	2Q12	1Q12	2Q11	6M12	6M11

Net revenues (CHF million)

Private Banking	2,704	2,604	2,754	5,308	5,592

Investment Banking	2,909	4,159	2,817	7,068	7,904

Asset Management	550	681	654	1,231	1,274

Corporate Center	78	(1,566)	101	(1,488)	(631)

Noncontrolling interests without SEI	34	169	566	203	909

Net revenues	6,275	6,047	6,892	12,322	15,048

Income/(loss) before taxes (CHF million)

Private Banking	775	606	835	1,381	1,668

Investment Banking	383	998	208	1,381	1,691

Asset Management	133	254	210	387	393

Corporate Center	(180)	(1,818)	(167)	(1,998)	(1,041)

Noncontrolling interests without SEI	20	158	554	178	895

Income before taxes	1,131	198	1,640	1,329	3,606

Total assets
end of	2Q12	1Q12	4Q11	2Q11

Total assets (CHF million)

Private Banking	366,609	351,064	347,476	332,474

Investment Banking	796,613	762,648	811,689	747,901

Asset Management	23,647	22,549	23,203	21,976

Corporate Center [1]	(148,006)	(140,839)	(137,952)	(131,720)

Noncontrolling interests without SEI	4,592	4,598	4,749	6,292

Total assets	1,043,455	1,000,020	1,049,165	976,923

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.